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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Schedule of Investments.
Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2011

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
Michigan (26.6% of investment fair value)
Detroit, Michigan, FSA, Series A, 5%, April 2019 (AGM insured)	$640,000	$630,278
Detroit, Michigan, City School District, 5.5%, May 2020 (AGM insured, Q-SBLF enhanced)	385,000	401,470
Detroit, Michigan, City School District, 5%, May 2022 (FGIC insured, Q-SBLF enhanced)	500,000	540,890
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022 (FGIC insured)	250,000	250,000
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	350,000	352,363
Ferndale, Michigan, School District, 5%, May 2022 (Q-SBLF enhanced)	450,000	454,770
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	422,432
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	353,226
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	558,781
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	414,460
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	425,928
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019 (AGM insured)	500,000	508,105
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	670,403
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	125,000	132,834
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	440,000	448,646
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	234,329

	6,575,000	6,798,915

All Other States and Territories (71.0% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	375,000	363,120
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	200,000	212,526
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	511,510
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	423,993
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured)	425,000	425,068
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	595,000	680,192
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	522,860
Honolulu, Hawaii, City and County Wastewater System, Series A., 5%, July 2031 (National insured)	350,000	360,255
Hawaii State, Series DN, 5.5%, August 2028	500,000	552,900

Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2011

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	$470,000	$467,377
Illinois State, 4.85%, October 2024 (National insured)	425,000	414,830
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	759,720
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	532,875
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	479,986
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	982,868
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	500,000	532,885
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	313,938
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	445,000	526,742
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025 (National FGIC insured)	350,000	352,674
New York, New York, Series O, 5%, June 2022 (CIFG insured)	325,000	349,382
New York, New York, Series M, 5%, April 2025 (FGIC insured)	315,000	330,158
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	515,310
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, 5.625%, June 2028	500,000	550,400
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)	500,000	518,235
North Dakota, State, North Dakota Housing Finance Agency, Series E Housing Finance Program, 4.75%, July 2030	600,000	590,412
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	255,148
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	40,000	40,000
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012 (National insured)	500,000	520,245
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	578,157
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013 (National insured)	435,000	438,193
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	668,587
Canutillo, Texas, Independent School District, 5%, August 2023	390,000	392,040
Canutillo, Texas, Independent School District, 5%, August 2023	60,000	60,221
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)	475,000	490,927
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020 (AGM insured)	730,000	749,250
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	621,389
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	419,844

Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2011

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Washington State, Series C, 5%, January 2032 (National FGIC insured)	$365,000	$378,089
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	306,425

	17,510,000	18,188,731

Total bonds	24,085,000	24,987,646

Money Market Fund (1.1%)
Goldman Sachs Financial Square Tax-Free Money Market	278,714	278,714

Total investment portfolio	$24,363,714	25,266,360

Other assets less liabilities (1.3% )		335,094

Net assets (100%)		$25,601,454

Notes to Investment Portfolio:
On June 30, 2011, the cost on a tax basis of investments in securities was $24,953,460. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation	$646,484
Gross unrealized depreciation	333,584

Net unrealized appreciation	$312,900

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Level 1: Quoted prices	$278,714
Level 2: Other significant observable inputs	24,987,646
Level 3: Significant unobservable inputs	—

$25,266,360

Item 2. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.
Item 3. Exhibits.
     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.
By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: July 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President
Date: July 20, 2011

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer
Date: July 20, 2011

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.